UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08037

              AdvisorOne Funds

(Exact name of registrant as specified in charter)

              4020 South 147th Street, Omaha, NE                  68137

(Address of principal executive offices)               (Zip code)

              Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         402-493-3313

Date of fiscal year end:  1/31

Date of reporting period:4/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CMG High Income Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2005

		Market
	Shares	Value
HIGH YIELD BOND FUNDS - 133.00%
AIM High Yield Fund- Class A	1,614,353	$ 7,022,434
Alliance Bernstein High Yield Fund- Class A	909,608	5,339,398
BlackRock High Yield Bond Fund- Class A	197,506	1,554,370
BlackRock High Yield Bond Fund- Service Class	1,111	8,741
Delaware Delchester Fund- Class A	492,002	1,589,166
Excelsior High Yield Fund	1,136,442	5,216,271
Federated High Income Bond Fund- Class A	62,885	491,130
Fidelity Advisor High Income Advantage Fund- Class T	650,248	6,164,351
Franklin AGE High Income Fund- Class A	4,667,277	9,614,592
Goldman Sachs High Yield Fund- Class A	2,392	18,702
Guardian High Yield Bond Fund- Class A	703,991	5,118,013
Hartford High Yield Fund- Class A	125,700	981,715
Janus High Yield Bond Fund	164,691	1,561,269
Merrill Lynch Bond Fund- High Income Portfolio- Class A	1,394,616	6,945,186
Nations High Yield Bond Fund- Class A	703,811	6,376,688
Northeast Investors Trust	1,105,523	8,413,026
Oppenheimer High Yield Fund- Class A	735,627	6,848,683
Pioneer High Yield Fund- Class A	389	4,259
Putnam High Yield Trust- Class A	814,124	6,407,154
Salomon Brothers High Yield Bond Fund- Class A	301,622	2,470,287
Seligman High Yield Bond Fund- Class A	316,795	1,058,097
SunAmerica High Yield Bond Fund- Class A	848,456	3,673,816
UBS High Yield Fund- Class A	344,760	2,413,319
Wells Fargo Advantage High Income Fund- Investors Class	139,883	1,064,507
TOTAL HIGH YIELD BOND FUNDS
(Cost - $90,822,938)		90,355,174

SHORT TERM INVESTMENTS - 0.00%
Milestone Treasury Obligation Portfolio- Institutional Class
(Cost - $1,069)	1,069	1,069

Total Investments - 133.00%
(Cost - $90,824,007)		90,356,243
Cash and other assets less liabilities- (33.00)%		(22,418,067)
NET ASSETS - 100.00%		$ 67,938,176

CMG High Income Plus Fund
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
April 30, 2005

		Market
	Principal	Value
SECURITIES SOLD SHORT
Dana Corp., 9.00%, due 8/15/11	$ 99,000	$ 105,862
TOTAL SECURITIES SOLD SHORT
(Proceeds - $99,000)		$ 105,862

CMG High Income Plus Fund
CREDIT DEFAULT SWAP CONTRACTS (Unaudited)
April 30, 2005

		Unrealized
	Notional	Appreciaion/
	Amount	(Depreciation)

Dow Jones CDX 100 North American High Yield CDS Index
Series 4, 3.60%, due 6/20/10	$ (75,000,000)	$ 293,749
Dow Jones CDX 100 North American High Yield CDS Index
Series 3, 3.75%, due 12/20/09	(10,000,000)	62,500

TOTAL CREDIT DEFAULT SWAP CONTRACTS		$ 356,249

Item 2. Controls and Procedures.

(a)         Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

*/s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date 6/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date 6/29/05

By (Signature and Title)

*/s/ Michael J. Wagner

       Michael J. Wagner, Treasurer

Date  6/28/05